Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale, Amortized Cost
One to five years	$ 45,249
Totals	45,249	$ 40,249
Available-for-sale, Fair Value
One to five years	44,959
Totals	$ 44,959	$ 39,766